Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of preparation of the financial statements

The Group’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of the company and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

b.	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods and accompanying notes. The Group evaluates on an ongoing basis its assumptions including those related to sales allowances, fair value of intangible assets, useful lives of intangible assets, realizability of deferred tax assets, derivative liability and contingent liabilities, among others. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of the Group’s assets and liabilities.

c.	Functional and presentation currency

The functional and reporting currency of the Group is the United States dollar (“U.S. dollar”) as the U.S. dollar is the currency of the primary economic environment in which the Group has operated and expects to continue to operate in the foreseeable future.

The Group’s transactions and balances denominated in U.S. dollars are presented at their original amounts. Non-U.S. dollar transactions and balances have been remeasured to U.S. dollars in accordance with Accounting Standards Codification (“ASC”) 830, “Foreign Currency Matters”. All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-U.S. dollar currencies are reflected in the statement of operations as financial income or expenses, as appropriate.

d.	Cash and cash equivalents

The Company considers all highly liquid instruments with a maturity of three months or less at the purchase date and to be cash equivalents.

e.	Accounts receivable

Accounts receivables are stated at realizable value, net of an allowance for credit losses. The Group evaluates its outstanding accounts receivable and establishes an allowance for credit losses based on information available on their credit condition, current aging, historical experience and future economic and market conditions. These allowances are reevaluated and adjusted periodically as additional information is available. Payments are made by customers immediately at the point of sale, therefore, no provision for credit losses has been recorded as of December 31, 2024 and 2023.

f.	Inventories

Inventories are stated at the lower of cost or market based on net realizable value. Inventories are adjusted for estimated excess and obsolescence and written down to net realizable value based upon estimates of future demand, technology developments, and market conditions. Cost is determined in accordance with first-in, first-out method (“FIFO”). The cost of inventory includes all costs of purchase, and other costs incurred in bringing the inventories to their present location and condition including shipment and freight costs.

g.	Property and equipment

Property and equipment are stated at historical cost less accumulated depreciation. Historical cost includes expenditures that are directly attributable to the acquisition of the items. Repairs and maintenance are charged to the statement of operations during the period in which they are incurred.

The assets are depreciated using the straight-line method to allocate their cost over their estimated useful lives, as follows:

Estimated Useful Life (years)
Computers equipment	3
Office Equipment/Furniture	5-7
Plant & Machinery	5
Leasehold improvements	Shorter of remaining lease term or estimated useful life
h.	Leases

In accordance with ASC 842, the Group determines if an arrangement is a lease and the classification of that lease at inception based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the Group obtains the right to substantially all the economic benefits from the use of the asset throughout the period, and (3) whether the Group has a right to direct the use of the asset. The Group elected the practical expedient to not recognize a lease liability and a right-of-use (“ROU”) asset for leases with a term of twelve months or less. The Group also elected the practical expedient to not separate lease and non-lease components for its leases. ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make minimum lease payments arising from the lease.

ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured at lease commencement date based on the discounted present value of minimum lease payments over the lease term. The implicit rate within the operating leases is generally not determinable, therefore the Group uses its Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Group’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. Certain leases include options to extend or terminate the lease.

An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Group will exercise that option. An option to terminate is considered unless it is reasonably certain that the Group will not exercise the option.

Operating lease expense is recognized on a straight-line basis over the lease term.

i.	Asset acquisition

The Group accounts for a transaction as an asset acquisition when substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, or otherwise does not meet the definition of a business. Asset acquisition-related costs are capitalized as part of the asset or assets acquired.

j.	Intangible assets

The Group’s intangible assets consist of its Brands. Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives. Each period the Group evaluates the estimated remaining useful lives of its intangible assets and whether events or changes in circumstances warrant a revision to the remaining period of amortization.

The estimated useful lives of the Group’s intangible assets (Brands) are 10 years.

k.	Impairment of long-lived assets

The Group’s long-lived assets (assets group) to be held or used, including property and equipment, right of use assets and intangible assets subject to amortization are reviewed for impairment in accordance with ASC 360, “Accounting for the Impairment or Disposal of Long-Lived Assets”, whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The recoverability of these assets is measured by comparing the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If property and equipment, intangible assets or right of use assets are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the asset exceeds its fair market value.

In determining the fair values of long-lived assets for the purpose of measuring impairment, the Group’s assumptions include those that market participants will consider in valuations of similar assets.

l.	Income taxes

The Group accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances in respect of deferred tax assets are provided for, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized. As of December 31, 2024 and 2023 a partial valuation allowance was recorded on the Group’s deferred tax assets.

The Group implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. As of December 31, 2024 and 2023, no liability for unrecognized tax positions were recognized.

m.	Revenue recognition

The Group accounts for revenue in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC Topic 606”). The Company derives its revenue from the sale of consumer products mainly through its online Amazon stores.

The Company considers customer order confirmations to be a contract with the customer. Customer confirmations are executed at the time an order is placed through third-party online channels.

Revenue is recognized when control of the product is transferred to the customer (i.e., when the Company’s performance obligation is satisfied), which typically occurs at the shipment date. A performance obligation is a promise in a contract to transfer a distinct good to the customer and is the unit of account in ASC Topic 606. A contract’s transaction price is recognized as revenue when the performance obligation is satisfied. Each of the Company’s contracts have a single distinct performance obligation, which is the promise to transfer individual goods.

Under the Group’s standard contract terms, customers have a right of return within 45 days. For contracts with rights of return, the Group recognizes revenue based on the amount of the consideration which the Group expects to receive for products which are not expected to be returned and recognizes a refund liability for the amount not expected to be received. At the end of each reporting period, the Group updates its estimates of expected product returns and adjusts the refund liabilities with a corresponding adjustment in revenues. The Group recorded an allowance for returns in the amounts of $12 thousand and $21 thousand as of December 31, 2024, and 2023, respectively. The allowance for returns is recorded as (increase) decrease in revenues, respectively against accounts receivables.

The Group evaluates the criteria outlined in ASC 606-10-55, “Principal versus Agent Considerations”, in determining whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions. The Group evaluates whether it is appropriate to recognize revenue on a gross or net basis based upon its evaluation of whether the Company obtains control of the specified goods by considering if it is primarily responsible for fulfillment of the promise, has inventory risk, and has the latitude in establishing pricing and selecting suppliers, among other factors. Based on its evaluation of these factors, management has determined that it is the principal in these arrangements; therefore, sales are recorded on a gross basis.

Sales taxes collected from customers are presented on a net basis and as such are excluded from net revenue.

n.	Cost of sales

In accordance with Amazon’s terms of use, the Group is obligated to pay to Amazon incremental costs, such as sales fulfillment commissions which are contingent on making binding sales. Sales commissions would not have been incurred if the contract had not been obtained.

Cost of sales primarily consists of cost of goods sold, expenses related to Amazon’s commissions, storage costs and freight.

o.	Advertising expenses

The Group expenses advertising costs as incurred. Advertising expenses, included within sales and marketing expenses, were $1,216 thousand, $719 thousand, and $1,163 thousand for the years ended December 31, 2024, 2023 and 2022, respectively.

p.	Employee benefits

Groups employees are employed by the Company and by Fort and subject to the local labor laws.

The Company’s employees

Israeli labor law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. Pursuant to Section 14 of the Severance Compensation Act, 1963 (“Section 14”), all of the Group’s employees in Israel are entitled to a monthly contribution, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Contributions under Section 14 relieve the Group from any future severance payment obligation with respect to those employees. The aforementioned contributions are not recorded as an asset on the Group’s balance sheet, and there is no liability recorded as the Group does not have a future obligation to make any additional payments.

Fort employees

England labor laws generally requires an employer to make contributions to National Employment Savings Trust on behalf of its employees. Since April 2019, the minimum employer contribution is required to be 3% of an employee’s salary. These payments relieve a company from future obligations with respect to its employees. The aforementioned contributions are not recorded as an asset on the Group’s balance sheet and there is no liability recorded as the Group does not have a future obligation to make any additional payments.

q.	Fair value measurement

The Group applies ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”). Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Group uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent from the Group. Unobservable inputs are inputs that reflect the Group’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 - Valuations based on quoted prices in active markets for identical assets that the Group has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The carrying amounts of cash and cash equivalents, trade receivables, other receivable, trade payables, other accounts payable and accrued expenses and payables to related parties approximate their fair value due to the short-term maturity of such instruments.

The Group’s derivative liabilities in respect of Additional Warrants and Series A Warrants are classified within Level 3 of the fair value hierarchy because their fair values are estimated by utilizing valuation models and significant unobservable inputs. For more details, see Note 10.

The Group’s financial asset in respect of the investment in SciSparc Ltd. (“SciSparc”) as of December 31, 2024 and 2023 is classified within Level 1 of the fair value hierarchy, because the ordinary shares have quoted prices as they are traded on the Nasdaq Stock Market LLC.

r.	Warrants

The Group accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance.

The assessment considers whether the warrants are freestanding financial instruments, meet the definition of a liability under ASC 480, “Distinguishing Liabilities and Equity”, are indexed to the Group’s own stock and whether the warrants are eligible for equity classification under ASC 815 (“ASC 815”), “Derivatives and Hedging”, Subtopic 40 “Contracts in Entity’s Own Equity” (“ASC 815-40”). This assessment is conducted at the time of warrant issuance and as of each subsequent reporting period end date while the warrants are outstanding.

Warrants that meet all the criteria for equity classification, are recorded as a component of additional paid-in capital. Warrants that do not meet all the criteria for equity classification, are recorded as liabilities at their initial fair value on the date of issuance and remeasured to fair value through earnings at each balance sheet date thereafter.

s.	Legal and other contingencies

The Group accounts for its contingent liabilities in accordance with ASC 450, “Contingencies”. A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, the Group reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Group accrues a liability for the estimated loss. Legal costs incurred in connection with loss contingencies are expensed as incurred. As of December 31, 2024, and 2023, the Group is not a party to any litigation that could have a material adverse effect on the Group’s business, financial position, results of operations or cash flows.

t.	Basic and diluted net loss per share.

The Group calculates basic net loss per share by dividing the net loss by the weighted-average number of Ordinary Shares outstanding during the period. Diluted net loss per share is computed by giving effect to all potentially dilutive Ordinary Share equivalents outstanding for the period. All outstanding warrants for the years ended December 31, 2024 and 2023 have been excluded from the calculation of the diluted net loss per share since all such securities were anti-dilutive.

u.	Investment in affiliates

The investment in affiliated company is accounted for by the equity method under ASC Subtopic 323-10, “Investments - Equity Method and Joint Ventures”. The Company uses the equity method when it has the ability to exercise significant influence over operating and financial policies of an entity but does not have control of the entity. Under the equity method of accounting, an investment is initially recorded on the balance sheet at cost, representing the Company’s proportionate share of fair value. The investment is subsequently adjusted to reflect the Company’s proportionate share of net earnings or losses recognized, distributions received, contributions made and certain other adjustments, as appropriate. The Company does not record losses of the equity method investee in excess of its investment balance unless the Company is liable for obligations of the equity method investee or is otherwise committed to provide financial support to the equity method investee. As of December 31,2024, and 2023 the Company held investments in SciSparc U.S.

The Company evaluates its equity method investments for impairment at each reporting date, or more frequently if events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable. Factors considered by the Company when determining whether an investment has been other-than-temporarily-impaired, include, but are not limited to, the length of the time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the investee, and the Company’s intent and ability to retain the investment until the recovery of its cost. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary. The Company recorded an impairment loss, as part of the equity losses of $659 thousand and $955 thousand for the year ended December 31, 2024 and 2023, respectively, on its investment in SciSparc U.S.

v.	Recently Issued Accounting Pronouncements

Adoption of New Accounting Standards

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The ASU expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly reviewed by the chief operating decision maker (“CODM”) and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. The ASU also allows, in addition to the measure that is most consistent with U.S. GAAP, the disclosure of additional measures of segment profit or loss that are used by the CODM in assessing segment performance and deciding how to allocate resources. The ASU is effective for the fiscal year ended December 31, 2024, and subsequent interim periods, with early adoption permitted. Adopting this new standard resulted in additional disclosure within the Company’s Consolidated Financial Statements, see Note 9 “Segment Information.”

Accounting Pronouncements Issued But Not Yet Adopted

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU requires disclosure of specific categories in the rate reconciliation and additional information for reconciling items that meet a quantitative threshold. The amendment also includes other changes to improve the effectiveness of income tax disclosures, including further disaggregation of income taxes paid for individually significant jurisdictions. This ASU is effective for annual periods beginning after December 15, 2024. Adoption of this ASU should be applied on a prospective basis. Early adoption is permitted. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This standard requires all public companies to disclose more detailed information about certain costs and expenses in the notes to the financial statements at interim and annual reporting periods. This standard is effective for annual reporting periods beginning after December 15, 2026, with early adoption permitted. The Company is currently evaluating the impact of the disclosure requirements regarding specific expense categories in its Consolidated Financial Statements.